Share-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Changes in the Company's RSAs and RSUs

A summary of the changes in the Company’s RSAs and RSUs during the nine months ended September 30, 2018 were as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Unvested and outstanding at December 31, 2017	1,191,344	$4.92
Granted	10,000	14.31
Vested	(414,668)	4.63
Forfeited	(49,611)	11.42
Unvested and outstanding at September 30, 2018	737,065	$4.76

Summary of Share Options-Related Activity	The following table summarizes the share options-related activity during the nine months ended September 30, 2018:
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2017	191,275	$21.00	—	—
Granted	912,151	14.55	—
Exercised	—	—	—	—
Forfeited	(30,900)	13.08	—	—
Outstanding at September 30, 2018	1,072,526	$15.83	9.39	$5,485,833
Exercisable as of September 30, 2018	—	—	—	—
Vested and expected to vest as of September 30, 2018	1,072,526	$15.83	9.39	$5,485,833

Assumptions Used in Black-Scholes Option Pricing Model To Determine Fair Value Of Share Options Granted

The assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees and directors during the nine months ended September 30, 2018 were as follows:

September 30,
2018
Expected option life	6 years
Risk-free interest rate	2.63% - 2.92%
Expected volatility	65.50 - 66.69%
Expected dividend yield	0.00%

Summary of Recorded Share-based Compensation Expense

Share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2018	2017	2018	2017
Research and development	$337	$131	$1,230	$273
General and administrative	622	297	1,776	390
Total share-based compensation	$959	$428	$3,006	$663